RELATED PARTY TRANSACTIONS - Others (Details) - Sponsor - USD ($)		3 Months Ended
	May 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	May 05, 2025
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Monthly administrative fees	$ 10,000	$ 30,000	$ 0
Accrued liabilities		60,000		$ 30,000
Promissory Notes | Maximum | Loans by Sponsor
RELATED PARTY TRANSACTIONS
Aggregate amount of loan		250,000
Promissory note - related party					$ 250,000
Working Capital Loans | Maximum | Loans by Sponsor | Post Business Combination Entity
RELATED PARTY TRANSACTIONS
Working capital loan convertible to Warrants		$ 1,500,000
Debt conversion, price per warrant (in dollar per share)		$ 1
Outstanding amount of working capital loan		$ 0		$ 0